Accrued Expenses and Other Current Liabilities; Accrued Payable to Founders	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities; Accrued Payable to Founders

5.        Accrued Expenses and Other Current Liabilities; Accrued Payable to Founders

Accrued expenses and other current liabilities consisted of the following:

	December 31, 2021	December 31, 2020
Accrued consulting	$474,275	$40,000
Crossflo acquisition liability	177,244	177,244
Other accrued expenses	72,728	50,157
Total accrued expenses and other current liabilities	$724,247	$267,401

In September 2008, PTSC acquired Patriot Data Solutions Group, Inc. formerly known as Crossflo Systems, Inc. (“PDSG”). In connection with an acquisition of Crossflo by PTSC, we have accrued $177,244 that could be payable to Crossflo investors.

Accrued Payable to Founders

At December 31, 2020, accrued payable to founders of $49,997 represented the overpayment of common stock subscribed. Amounts payable to founders did not earn interest and were not convertible into any other security. During May 2021, the amount payable to founder was invested in the Company’s convertible notes (see Note 7).